Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
Cash (Note 3)	$ 1,505	$ 47,352
Investments, at fair value (Note 3)	594,028,471	535,825,513
Receivables
Employee contributions	452,999	0
Employer contributions	154,791	0
Interest and dividends	906,123	816,980
Notes receivable from participants	3,686,101	3,671,099
Due from trustee	0	3,893
EBP, Receivable	5,200,014	4,491,972
EBP, Asset	599,229,990	540,364,837
EBP, Liability [Abstract]
EBP, Due To Trustee	656,302	0
EBP, Liability	656,302	0
EBP, Net Asset Available for Benefit	$ 598,573,688	$ 540,364,837